CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2018
Capital Management [Abstract]
CAPITAL MANAGEMENT
21.	CAPITAL MANAGEMENT

The Company’s objectives when managing capital are to:

•	Maintain a capital structure that allows it to finance its growth strategy with cash flows from operations;

•	Preserve its ability to meet its financial obligations by funding the capital needs via private and public sources; and

•	Optimize the use of capital to provide an appropriate return on investment to its shareholders.

The Company defines its capital as shareholders’ equity.

The Company is not subject to externally imposed capital requirements and there has been no change with respect to the capital management strategy during the year ended December 31, 2018.